REGULATORY REQUIREMENTS (Details) $ in Thousands	Dec. 31, 2022 HKD ($)
Futu Securities
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	$ 7,021,471
Requirement	1,427,687
Excess	5,593,784
Moomoo Financial Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	132,413
Requirement	20,222
Excess	112,191
Futu Clearing Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	4,183,966
Requirement	311,304
Excess	3,872,662
Moomoo Financial Singapore pte. Ltd.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	881,028
Requirement	213,683
Excess	667,345
Futu Insurance Brokers (Hong Kong) Limited
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	1,304
Requirement	500
Excess	804
Futu Securities (Australia) Ltd.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	48,180
Requirement	2,299
Excess	$ 45,881